Shareholder Report, Holdings (Details)	May 31, 2026
C000215377 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215377 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215377 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215377 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215377 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215377 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215377 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000215377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000215377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000215377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215377 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215377 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215373 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215373 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215373 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215373 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215373 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215373 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215373 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000215373 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000215373 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215373 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215373 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215373 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000215373 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215373 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215373 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215373 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215373 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215373 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215373 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215373 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215374 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215374 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215374 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215374 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215374 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215374 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215374 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000215374 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000215374 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215374 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215374 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215374 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000215374 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215374 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215374 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215374 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215374 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215374 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215374 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215374 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215381 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215381 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215381 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215381 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215381 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215381 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215381 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000215381 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000215381 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215381 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215381 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215381 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000215381 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215381 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215381 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215381 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215381 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215381 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215381 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215381 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215378 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215378 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215378 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215378 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215378 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215378 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215378 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000215378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000215378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000215378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215378 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215378 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215380 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215380 | Oracle Corp.___BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215380 | Lam Research Corp.___BNY-512807306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215380 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Applied Materials, Inc.___BNY-038222105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215380 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215380 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215380 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000215380 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000215380 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215380 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000215380 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215380 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000215380 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000215380 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215380 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215380 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215380 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215380 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215380 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215380 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215405 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215405 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215405 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215405 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215405 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215405 | Knight-Swift Transportation Holdings, Inc._1.0__BNY-499049AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215405 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215405 | Live Nation Entertainment, Inc._2.875__BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215405 | Digital Realty Trust L.P._1.875__BNY-25389JAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215405 | Datadog, Inc._0.0001__BNY-23804LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215405 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000215405 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215405 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215405 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000215405 | Other0BNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215405 | 0BNY-09711BER3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215405 | 0BNY-82846H504
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215405 | 0BNY-68245XAR0
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000215405 | 0BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215405 | 0BNY-36828A101
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215405 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000215405 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000215405 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000215405 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000215405 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215405 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215404 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215404 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215404 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215404 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215404 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215404 | Knight-Swift Transportation Holdings, Inc._1.0__BNY-499049AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215404 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215404 | Live Nation Entertainment, Inc._2.875__BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215404 | Digital Realty Trust L.P._1.875__BNY-25389JAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215404 | Datadog, Inc._0.0001__BNY-23804LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000215404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215404 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000215404 | Other0BNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215404 | 0BNY-09711BER3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215404 | 0BNY-82846H504
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215404 | 0BNY-68245XAR0
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000215404 | 0BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215404 | 0BNY-36828A101
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000215404 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000215404 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000215404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000215404 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215404 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215403 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215403 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215403 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215403 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215403 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215403 | Knight-Swift Transportation Holdings, Inc._1.0__BNY-499049AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215403 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215403 | Live Nation Entertainment, Inc._2.875__BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215403 | Digital Realty Trust L.P._1.875__BNY-25389JAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215403 | Datadog, Inc._0.0001__BNY-23804LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000215403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215403 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000215403 | Other0BNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215403 | 0BNY-09711BER3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215403 | 0BNY-82846H504
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215403 | 0BNY-68245XAR0
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000215403 | 0BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215403 | 0BNY-36828A101
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215403 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000215403 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000215403 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000215403 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000215403 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215403 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215400 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215400 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215400 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215400 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215400 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215400 | Knight-Swift Transportation Holdings, Inc._1.0__BNY-499049AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215400 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215400 | Live Nation Entertainment, Inc._2.875__BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215400 | Digital Realty Trust L.P._1.875__BNY-25389JAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215400 | Datadog, Inc._0.0001__BNY-23804LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000215400 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215400 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000215400 | Other0BNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215400 | 0BNY-09711BER3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215400 | 0BNY-82846H504
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215400 | 0BNY-68245XAR0
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000215400 | 0BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215400 | 0BNY-36828A101
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215400 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000215400 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000215400 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000215400 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000215400 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215400 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215401 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215401 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215401 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215401 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215401 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215401 | Knight-Swift Transportation Holdings, Inc._1.0__BNY-499049AA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215401 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215401 | Live Nation Entertainment, Inc._2.875__BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215401 | Digital Realty Trust L.P._1.875__BNY-25389JAX4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215401 | Datadog, Inc._0.0001__BNY-23804LAD5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000215401 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215401 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000215401 | Other0BNY-045941AB7
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215401 | 0BNY-09711BER3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215401 | 0BNY-82846H504
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215401 | 0BNY-68245XAR0
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000215401 | 0BNY-538034BC2
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000215401 | 0BNY-36828A101
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000215401 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000215401 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000215401 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000215401 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000215401 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215401 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055103 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055103 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055103 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055103 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055103 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055103 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055103 | Pfizer, Inc.___BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055103 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055103 | Assurant, Inc.___BNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000055103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000055103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000055103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055103 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055105 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055105 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055105 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055105 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055105 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055105 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055105 | Pfizer, Inc.___BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055105 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055105 | Assurant, Inc.___BNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055105 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055105 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055105 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000055105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000055105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000055105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055105 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055105 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055106 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055106 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055106 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055106 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055106 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055106 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055106 | Pfizer, Inc.___BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055106 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055106 | Assurant, Inc.___BNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000055106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000055106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000055106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000055106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055106 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103066 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103066 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103066 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000103066 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103066 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103066 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103066 | Pfizer, Inc.___BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103066 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103066 | Assurant, Inc.___BNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000103066 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103066 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103066 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000103066 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000103066 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000103066 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000103066 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000103066 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000103066 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000103066 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000103066 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103066 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000103066 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103066 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103066 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103066 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264576 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264576 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264576 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264576 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264576 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264576 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264576 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264576 | Pfizer, Inc.___BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264576 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264576 | Assurant, Inc.___BNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264576 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264576 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000264576 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000264576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000264576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000264576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000264576 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000264576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000264576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000264576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000264576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000264576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000264576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000264576 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000264576 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122002 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122002 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122002 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122002 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122002 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122002 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122002 | Pfizer, Inc.___BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122002 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122002 | Assurant, Inc.___BNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122002 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000122002 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122002 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000122002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000122002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000122002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000122002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000122002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000122002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122002 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122002 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078999 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078999 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078999 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078999 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078999 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078999 | Chevron Corp.___BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | Duke Energy Corp.___BNY-26441C204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078999 | Pfizer, Inc.___BNY-717081103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078999 | State Street Corp.___BNY-857477103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000078999 | Assurant, Inc.___BNY-04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078999 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078999 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078999 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000078999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000078999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000078999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000078999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000078999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000078999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000078999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078999 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078999 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022956 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022956 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022956 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022956 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022956 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022956 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022956 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022956 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022956 | Crowdstrike Holdings, Inc.__Class A_BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022956 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022956 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022956 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022956 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000022956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022956 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022956 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022956 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022956 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022956 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022956 | Investment In Other Mutual Funds-Internal
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022958 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022958 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022958 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022958 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022958 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022958 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022958 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022958 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022958 | Crowdstrike Holdings, Inc.__Class A_BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022958 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022958 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022958 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022958 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000022958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022958 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022958 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022958 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022958 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022958 | Investment In Other Mutual Funds-Internal
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022959 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022959 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022959 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000022959 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022959 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022959 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022959 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022959 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022959 | Crowdstrike Holdings, Inc.__Class A_BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022959 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022959 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022959 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022959 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000022959 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000022959 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022959 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022959 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022959 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000022959 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022959 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000022959 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022959 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022959 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022959 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022959 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000022959 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022959 | Investment In Other Mutual Funds-Internal
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144636 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144636 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144636 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144636 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000144636 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000144636 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144636 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144636 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144636 | Crowdstrike Holdings, Inc.__Class A_BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144636 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144636 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000144636 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144636 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000144636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000144636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000144636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144636 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000144636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144636 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000144636 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000144636 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144636 | Investment In Other Mutual Funds-Internal
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156671 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156671 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000156671 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156671 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000156671 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000156671 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156671 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156671 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156671 | Crowdstrike Holdings, Inc.__Class A_BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156671 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156671 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000156671 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156671 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000156671 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000156671 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000156671 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156671 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156671 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000156671 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156671 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000156671 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156671 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156671 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156671 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156671 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156671 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000156671 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156671 | Investment In Other Mutual Funds-Internal
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081603 | Advanced Micro Devices, Inc.___BNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081603 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081603 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000081603 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000081603 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000081603 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081603 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000081603 | Visa, Inc.__Class A_BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081603 | Crowdstrike Holdings, Inc.__Class A_BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081603 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081603 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081603 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081603 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000081603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000081603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000081603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000081603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000081603 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081603 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081603 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081603 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081603 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081603 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081603 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081603 | Investment In Other Mutual Funds-Internal
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215383 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215383 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215383 | NOV, Inc.___BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215383 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215383 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215383 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215383 | F.N.B. Corp.___BNY-302520101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215383 | Coherent Corp.___BNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215383 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215383 | Rocket Lab Corp.___BNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215383 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215383 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000215383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000215383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215383 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215383 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215383 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215383 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215383 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215383 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215383 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215384 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215384 | NOV, Inc.___BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215384 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215384 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215384 | F.N.B. Corp.___BNY-302520101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215384 | Coherent Corp.___BNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215384 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215384 | Rocket Lab Corp.___BNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215384 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215384 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000215384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000215384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215384 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215384 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215384 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215384 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215384 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215385 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215385 | NOV, Inc.___BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215385 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215385 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215385 | F.N.B. Corp.___BNY-302520101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215385 | Coherent Corp.___BNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215385 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215385 | Rocket Lab Corp.___BNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215385 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215385 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000215385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000215385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215385 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215385 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215385 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215385 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215385 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215388 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215388 | NOV, Inc.___BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215388 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215388 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215388 | F.N.B. Corp.___BNY-302520101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215388 | Coherent Corp.___BNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215388 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215388 | Rocket Lab Corp.___BNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215388 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215388 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215388 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215388 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000215388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215388 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000215388 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215388 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215388 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215388 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215388 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215388 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215388 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215388 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215388 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215388 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215388 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264577 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264577 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264577 | NOV, Inc.___BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264577 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264577 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264577 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264577 | F.N.B. Corp.___BNY-302520101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264577 | Coherent Corp.___BNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264577 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264577 | Rocket Lab Corp.___BNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264577 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000264577 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000264577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000264577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000264577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000264577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000264577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000264577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000264577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264577 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000264577 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000264577 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264577 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264577 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264577 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Sandisk Corp.___BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215382 | Ciena Corp.___BNY-171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215382 | NOV, Inc.___BNY-62955J103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215382 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215382 | NiSource, Inc.___BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215382 | F.N.B. Corp.___BNY-302520101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215382 | Coherent Corp.___BNY-19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215382 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215382 | Rocket Lab Corp.___BNY-773121108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215382 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215382 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000215382 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000215382 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000215382 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000215382 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000215382 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215382 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215382 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215382 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215382 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215382 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000215382 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215382 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215382 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215382 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022966 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022966 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022966 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022966 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022966 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022966 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022966 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022966 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022966 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000022966 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000022966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000022966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000022966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022966 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022966 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022966 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000022966 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022966 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022968 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022968 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022968 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022968 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022968 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022968 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022968 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022968 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000022968 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000022968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000022968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000022968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022968 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000022968 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022968 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022969 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022969 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022969 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022969 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022969 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022969 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022969 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022969 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000022969 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000022969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000022969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000022969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000022969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022969 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000022969 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022969 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000103065 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103065 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103065 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103065 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103065 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103065 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103065 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103065 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000103065 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000103065 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000103065 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000103065 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000103065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000103065 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103065 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103065 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000103065 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103065 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103065 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103065 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103065 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000103065 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103065 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122001 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122001 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122001 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122001 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122001 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122001 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122001 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122001 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000122001 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000122001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000122001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000122001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000122001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000122001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122001 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122001 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000122001 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122001 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000078998 | Vertiv Holdings Co.__Class A_BNY-92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000078998 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078998 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078998 | Monolithic Power Systems, Inc.___BNY-609839105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078998 | Hilton Worldwide Holdings, Inc.___BNY-43300A203
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000078998 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078998 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078998 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000078998 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000078998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000078998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000078998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000078998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000078998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000078998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078998 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000078998 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078998 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105101 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105101 | Labcorp Holdings, Inc.___BNY-504922105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105101 | BorgWarner, Inc.___BNY-099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105101 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Packaging Corp. of America___BNY-695156109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105101 | Archer-Daniels-Midland Co.___BNY-039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105101 | Truist Financial Corp.___BNY-89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105101 | CMS Energy Corp.___BNY-125896100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105101 | Lincoln Electric Holdings, Inc.___BNY-533900106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105101 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105101 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000105101 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000105101 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000105101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000105101 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000105101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105101 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105101 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000105101 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000105101 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000105101 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105101 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105101 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238235 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238235 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238235 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238235 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238235 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238235 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Mercury Systems, Inc.___BNY-589378108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238235 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238235 | Dycom Industries, Inc.___BNY-267475101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238235 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238235 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238235 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000238235 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000238235 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238235 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238235 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000238235 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238235 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238235 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238235 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238235 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238235 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238235 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238236 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238236 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238236 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238236 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238236 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238236 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Mercury Systems, Inc.___BNY-589378108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238236 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238236 | Dycom Industries, Inc.___BNY-267475101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238236 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238236 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238236 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000238236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000238236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000238236 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238236 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238236 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238236 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238236 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238236 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238236 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000234687 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234687 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234687 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234687 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234687 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234687 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Mercury Systems, Inc.___BNY-589378108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234687 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234687 | Dycom Industries, Inc.___BNY-267475101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234687 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000234687 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234687 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000234687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000234687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000234687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000234687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234687 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234687 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238233 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238233 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238233 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238233 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238233 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238233 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Mercury Systems, Inc.___BNY-589378108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238233 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238233 | Dycom Industries, Inc.___BNY-267475101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238233 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238233 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238233 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000238233 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000238233 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238233 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238233 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000238233 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238233 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238233 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238233 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238233 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238233 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238233 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000234688 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234688 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234688 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234688 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234688 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234688 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Mercury Systems, Inc.___BNY-589378108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234688 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234688 | Dycom Industries, Inc.___BNY-267475101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234688 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000234688 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234688 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000234688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000234688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000234688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000234688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234688 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234688 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234688 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234688 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238237 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000238237 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000238237 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238237 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238237 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238237 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Five Below, Inc.___BNY-33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Mercury Systems, Inc.___BNY-589378108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238237 | Onto Innovation, Inc.___BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238237 | Dycom Industries, Inc.___BNY-267475101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238237 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000238237 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238237 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.40%
C000238237 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000238237 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000238237 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000238237 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000238237 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000238237 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238237 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238237 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238237 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238237 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238237 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000215396 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215396 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215396 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215396 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215396 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215396 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215396 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215396 | Gates Industrial Corp. PLC___BNY-BD9G2S1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215396 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215396 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215396 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000215396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000215396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000215396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215396 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215396 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215396 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215396 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215396 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215395 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215395 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215395 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215395 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215395 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215395 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215395 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215395 | Gates Industrial Corp. PLC___BNY-BD9G2S1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215395 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215395 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215395 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215395 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000215395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000215395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000215395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215395 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215395 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215395 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215395 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215395 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215395 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215395 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215394 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215394 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215394 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215394 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215394 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215394 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215394 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215394 | Gates Industrial Corp. PLC___BNY-BD9G2S1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215394 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215394 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215394 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000215394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000215394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000215394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215394 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215394 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215394 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215394 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215394 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215394 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215394 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215391 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215391 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215391 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215391 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215391 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215391 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215391 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215391 | Gates Industrial Corp. PLC___BNY-BD9G2S1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215391 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215391 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215391 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000215391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000215391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000215391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215391 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215391 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215391 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215391 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215391 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215391 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215397 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215397 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215397 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215397 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215397 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215397 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215397 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215397 | Gates Industrial Corp. PLC___BNY-BD9G2S1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215397 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215397 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215397 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000215397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000215397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000215397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215397 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215397 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215397 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215397 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215397 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215390 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215390 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215390 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000215390 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215390 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000215390 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215390 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215390 | Gates Industrial Corp. PLC___BNY-BD9G2S1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215390 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215390 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215390 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000215390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000215390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000215390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000215390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215390 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000215390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215390 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000215390 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000215390 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215390 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215390 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215390 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267073 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267073 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000267073 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267073 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000267073 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000267073 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000267073 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000267073 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267073 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000267073 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267073 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000267073 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000267073 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000267073 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000267073 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000267073 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000267073 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000267073 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000267073 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000267073 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267073 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267073 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267073 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267073 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000267073 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000267073 | Investment In Other Mutual Funds-Internal
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242977 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242977 | Labcorp Holdings, Inc.___BNY-504922105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242977 | BorgWarner, Inc.___BNY-099724106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000242977 | Alliant Energy Corp.___BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Microchip Technology, Inc.___BNY-595017104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242977 | Packaging Corp. of America___BNY-695156109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242977 | Archer-Daniels-Midland Co.___BNY-039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000242977 | Truist Financial Corp.___BNY-89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242977 | CMS Energy Corp.___BNY-125896100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242977 | Lincoln Electric Holdings, Inc.___BNY-533900106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242977 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000242977 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000242977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000242977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000242977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000242977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000242977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000242977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000242977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000242977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000242977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000242977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242977 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000242977 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242977 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242977 | Unaffiliated Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%